OPERATIONS IN TURKMENISTAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	61 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 BCTI	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements M	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 21, 2010 BCTI License suspension and termination of interconnect agreements request
Operations in Turkmenistan
Period of license suspension (in months)					1
Percentage of net profit shared with the Ministry of Communications of Turkmenistan							20.00%
Number of arbitration requests filed								3
Impairment charges on the statement of operations
Impairment of long-lived assets				$ 119,600		$ 119,580
Provision for doubtful accounts	111,307	122,550	110,766			11,462
General and administrative expenses	2,436,252	2,274,421	1,992,991			4,280
Other operating expenses	193,677	194,181	173,114			2,500
Total impairment charges						$ 137,822